Pemberwick Fund
Pemberwick Fund
Investment Objective
The Pemberwick Fund (the “Fund”) seeks maximum current income that is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Pemberwick Fund Pemberwick Fund Shares USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Pemberwick Fund Pemberwick Fund Shares
Management Fees	0.25%
Distribution (12b-1) and/or Service Fees	none
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.45%
[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Pemberwick Fund | Pemberwick Fund Shares | USD ($)	46	144	252	567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 45.29% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments (“Principal Investments”): U.S. Government securities; municipal securities; commercial paper; time deposits and certificates of deposit; corporate debt obligations; and open-end investment companies.

In selecting portfolio securities for the Fund, the Fund’s investment advisor, Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) selects investment grade investments so that the issuer of approximately 95% of the Fund’s assets will be rated “A-” or better by a nationally recognized statistical rating organization (“NRSRO”) (or if commercial paper, rated in the highest category) or, if a rating is not available, deemed to be of comparable quality by the Advisor.  The Fund may only invest in open-end investment companies that: (i) have a policy to invest a significant portion of their assets in fixed-income securities having a credit rating of “A-” or better by an NRSRO or of comparable quality as determined by such company’s investment advisor; and (ii) have net assets in excess of $200 million.  Pemberwick also invests in securities issued by banking institutions operating in the United States having assets in excess of $200 billion.  The Fund will concentrate its investments in the banking industry.  Therefore, under normal conditions, the Fund will invest at least 25% of its assets in securities issued by companies in the banking industry.

The Advisor selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates, and other economic factors.  The Fund may invest in cash and cash equivalents.  The Fund expects to maintain an average duration of 0 to 90 days with respect to 5% to 10% of the Fund’s assets, as determined necessary by the Advisor in order to meet anticipated liquidity needs.  The Fund expects to maintain an overall average effective duration for non-floating rate assets of approximately 24 months, depending on market conditions.  Average effective duration is a measure of the Fund’s interest rate sensitivity. The longer the Fund’s effective duration, the more sensitive the Fund is to shifts in interest rates.  The Fund’s average effective duration also gives an indication of how the Fund’s net asset value will change as interest rates change.  For instance, a fund with a five-year duration would be expected to lose 5% of its net asset value (“NAV”) if interest rates rose by one percentage point, or gain 5% if interest rates fell by one percentage point.  The Advisor may invest in “fixed to float” securities, which are securities that initially have a fixed return, but which, after a period of time, begin to “float,” or provide a rate of return equal to a market reference rate (such as the CPI, LIBOR, an index, etc.) plus a specified percentage (the “floating spread”). In determining the duration of a fixed to float security, the Advisor may assign a duration to such security based upon the first call date (usually the float commencement date) if the floating spread of such security is significantly higher than similar or comparable fixed or floating rate securities, taking into account the duration of those similar securities.

The Advisor has engaged J.P. Morgan Investment Management Inc. (“JP Morgan” or the “Sub-Advisor”) to manage a portion of the Fund’s assets in a percentage determined from time to time by the Advisor.  At the Advisor’s discretion, the Advisor may allocate 100% of the Fund’s assets to the Sub-Advisor.  As of the date of this Prospectus, 29.09% of the Fund’s assets were allocated to the Sub-Advisor.  The Sub-Advisor implements a short duration strategy that invests in Principal Investments with effective average durations generally targeted at between one to three years.  In selecting securities for the Fund, the Sub-Advisor generally focuses on U.S. Government securities, although it may invest in other permitted investments as directed by Pemberwick from time to time.

Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund’s NAV, yield and total return.  It is possible to lose money by investing in the Fund.

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Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Concentration Risk:  By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

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Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

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Fixed Income Market Risk:  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Interest Rate Risk:  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•
Management Risk:  The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Market Risk:  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•
Municipal Securities Risk:  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities.  In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Non-Diversification Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•	Prepayment Risk: In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

•
U.S. Government Agencies and Instrumentalities Securities Risk:  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

•
Other Investment Companies Risk:  You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

Performance Information
The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) in exchange for shares of the Fund on December 5, 2016.  Accordingly, the Fund is the successor to the Predecessor Fund, and the following return information was derived from the performance records of the Predecessor Fund.  The Fund has investment objectives, strategies, and policies in all material respects equivalent to the Predecessor Fund, which, like the Fund, was advised and sub-advised by Pemberwick and J.P. Morgan, respectively.  The following performance information for the Predecessor Fund reflects all fees and expenses of the Predecessor Fund, and has not been adjusted to reflect the fees and expenses of the Fund.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Predecessor Fund by showing changes in the performance of the Predecessor Fund from calendar year to calendar year and by showing how the Predecessor Fund’s average annual returns for one year, five years, and since inception compared with those of the Barclays Capital 1-3 Year Government/Credit Index, which is a broader measure of market performance.  The Predecessor Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling 1-888-893-4491.

Calendar Year Returns as of December 31

Best Quarter	Worst Quarter
1.75%	(1.82)%
(March 31, 2012)	(September 30, 2011)
The Predecessor Fund’s calendar year-to-date return as of September 30, 2016 was 1.84%
Predecessor Fund
Average Annual Total Returns (For the Periods Ended December 31, 2015)
Average Annual Returns - Pemberwick Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Pemberwick Fund Shares	Return Before Taxes	0.62%		1.07%		1.17%		Feb. 01, 2010
After Taxes on Distributions | Pemberwick Fund Shares	Return After Taxes on Distributions	0.22%		0.62%		0.74%
After Taxes on Distributions and Sale of Fund Shares | Pemberwick Fund Shares	Return After Taxes on Distributions and Sale of Shares	0.35%		0.64%		0.74%
Barclays Capital 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)	Barclays Capital 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)	0.65%	[1]	0.98%	[1]	1.17%	[1]	Feb. 01, 2010	[1]
[1]	The Barclays Capital 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Predecessor Fund investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  In some instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than other returns for the same period when Fund shares are sold for a loss that provides an assumed tax benefit that increases the after-tax return.